SCHEDULE OF EFFECTIVE TAX RATE (Details)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
PRC statutory income tax rate	25.00%	25.00%
Effect of income tax holiday	(10.00%)	(10.00%)
Permanent difference		0.10%
Research and development deduction	(0.40%)	(0.30%)
Change in valuation allowance	3.60%	2.00%
Effective tax rate	18.20%	16.80%